Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Other revenue		$ 1,897,596		$ 604,884
Segment loss after income tax	(14,903,909)	(11,372,799)		(4,697,636)
Consolidated [Member]
Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Revenue from external customers		1,897,596
Interest revenue	6,271	2,679
Other revenue	782,383	73,069
Other expenses	(15,692,563)	(13,346,143)
Segment loss after income tax	(14,903,909)	(11,372,799)
Segment assets	37,879,608	9,328,795
Segment liabilities	(2,010,533)	(755,049)
Psychedelic products [Member]
Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Revenue from external customers
Interest revenue
Other revenue
Other expenses	(883,708)	(768,316)
Segment loss after income tax	(883,708)	(768,316)
Segment assets	56,058	2,000
Segment liabilities	(354,310)
Cannabinoid Products [Member]
Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Revenue from external customers		1,897,596	[1]
Interest revenue	96	6
Other revenue	782,383
Other expenses	(4,642,796)	(5,202,371)
Segment loss after income tax	(3,860,317)	(3,304,769)
Segment assets	263,731	104,267
Segment liabilities	(577,819)	(86,522)
Corporate [Member]
Segment Information (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Revenue from external customers
Interest revenue	6,175	2,673
Other revenue		73,069
Other expenses	(10,166,059)	(7,375,456)
Segment loss after income tax	(10,159,884)	(7,299,714)
Segment assets	37,559,819	9,222,528
Segment liabilities	$ (1,078,404)	$ (668,527)

[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.